Notes Receivable - Valuation Assumptions (Details)	Dec. 31, 2021
Probability | VIA Motors International, Inc.
Financing Receivable, Allowance for Credit Loss [Line Items]
Measurement input	0.90
Probability | Inobat
Financing Receivable, Allowance for Credit Loss [Line Items]
Measurement input	50
Yield rate | VIA Motors International, Inc.
Financing Receivable, Allowance for Credit Loss [Line Items]
Measurement input	0.040
Yield rate | Inobat
Financing Receivable, Allowance for Credit Loss [Line Items]
Measurement input	17.5